Intangible assets, net- Schedule Of Indefinite-lived And Definite-lived Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Trademarks and domains	$ 13,882	$ 13,882
Finite lived intangible assets gross	167,198	164,814
Accumulated amortization	(80,583)	(67,266)
Impairment charges	(892)	(1,053)
Total intangible assets, net	85,723	96,495
Licenses [member]
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Finite lived intangible assets gross	4,916	9,823
Accumulated amortization	(7,097)	(7,751)
Customer relationships [member]
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Finite lived intangible assets gross	33,311	35,706
Accumulated amortization	(7,130)	(2,745)
Trademarks and domains [member]
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Finite lived intangible assets gross	13,423	14,296
Software development costs [member]
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Finite lived intangible assets gross	101,666	91,107
Accumulated amortization	$ (66,356)	$ (56,770)